Fair Value Measurements - Summary Of Fair Value Assets Measured On Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets fair value	¥ 4,636,774
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets fair value	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets fair value	4,636,774
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets fair value	0
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets fair value			¥ 4,568,346
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets fair value			0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets fair value			4,568,346
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets fair value			0
Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	4,586,774		4,518,346
Fair Value, Recurring [Member] | Short-term Investments [Member] | Wealth Management Products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets fair value			50,000
Fair Value, Recurring [Member] | Short-term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	0		0
Fair Value, Recurring [Member] | Short-term Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	¥ 4,586,774		4,518,346
Financial assets fair value		$ 50,000	50,000
Fair Value, Recurring [Member] | Short-term Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits		0	¥ 0
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Wealth Management Products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets fair value | $		$ 50,000